Operating costs - Average number of employees (Details) - employee	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Average number of employees	27,987	27,566	28,355
Operating segments | North America
Disclosure of operating segments [line items]
Average number of employees	2,811	2,562	2,459
Operating segments | Europe
Disclosure of operating segments [line items]
Average number of employees	3,014	3,237	3,323
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Average number of employees	6,500	6,474	6,559
Operating segments | Africa
Disclosure of operating segments [line items]
Average number of employees	4,061	4,016	4,617
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Average number of employees	1,500	1,505	1,549
Operating segments | SC&P
Disclosure of operating segments [line items]
Average number of employees	5,025	5,085	4,908
Corporate and other
Disclosure of operating segments [line items]
Average number of employees	5,076	4,687	4,940